RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 16 – RELATED PARTY TRANSACTIONS

Legal services were provided to the Company by an entity related to one of the Company’s former Supervisory Board members who served until August 2024. Legal expense related to these services $26, $39 and $46 for the years ended December 31, 2025, 2024 and 2023, respectively.

The Chairman of the board is related to a trust which is an indirect main shareholder of the Company. The Company incurred expenses of $872, $60 and $50 for the years ended December 31, 2025, 2024 and 2023, respectively for his services as the Chairman including a one time grant of $625 in 2025. In addition, in 2025, 2024 and 2023, the Company incurred salary expenses of $268, $833 and $103, respectively for the services he provided to AU10TIX. The salary expenses of 2024 include retroactively salary adjustment since 2019 as approved by the AU10TIX board during 2024.

The Company engaged the services of an individual who is a beneficiary of a trust, which is an indirect main shareholder of the Company, to provide certain selling and management services to the authentication technology segment. The Company incurred expenses of $621, $723 and $929 for such services for the years ended December 31, 2025, 2024 and 2023, respectively. As of December 31, 2025 and 2024, the outstanding balances due for these services were $0 and $103, respectively, included in accrued expenses and other current liabilities. In January 2026, it was agreed between the Company and the individual that the employment agreement will be terminated as of December 31, 2027. In addition, the individual serves as a supervisory board member of the Company and was paid an amount of $52, $48 and $36 as supervisory board fees, for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company engaged the services of an individual who is a beneficiary of a trust, which is an indirect main shareholder of the Company, to provide certain selling and administrative services to its authentication technology segment. The Company incurred expenses of $365, $345 and $341 for such services for the years ended December 31, 2025, 2024 and 2023, respectively. In addition, the individual served as a supervisory board member of the Company until July 2025 and was paid an amount of $29, $48 and $38 as supervisory board fees for the years ended December 31, 2025, 2024 and 2023, respectively. In July 2025, the individual was elected to be a joint managing director of the Company and was paid an amount of $88 for the year ended December 31, 2025.

The Company engages the services of an individual who is a beneficiary of a trust, which is an indirect main shareholder of the Company, to provide certain selling services to its authentication technology segment. The Company incurred expenses of $199, $198 and $176 for such services for the years ended December 31, 2025, 2024 and 2023, respectively. In addition, the individual served since July 2025 as a supervisory board member of the Company and was paid an amount of $24 as supervisory board fees, for the year ended December 31, 2025.

The Company engages the services of an individual which is a family member of the Chairman of the Board and the main shareholder, to provide services as a Managing Director of one of the Company’s subsidiaries. The Company incurred expenses of $473, $645 and $468 for such services for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company engages the services of an individual who is a family member of a beneficiary of a trust which is an indirect main shareholder of the Company to provide certain administration services. The Company incurred expenses of $123, $115 and $114 for such services for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company engaged the services of Spencer Corporation, a main shareholder of the Company to provide administrative services. The Company incurred expenses of $323, $0 and $0 for such services for the years ended December 31, 2025, 2024 and 2023, respectively. The expenses of 2025 include a one time expense of $215 approved in 2025, regarding costs incurred by Spencer in previous years.

The Company had an agreement with an entity which is related to the main shareholder of the Company to provide it with revolving loans up to $2,000 which expired in January 2026. Total interest expenses for the years ended December 31, 2025, 2024 and 2023 were $0, $0 and $21, respectively.

As of December 31, 2024, the Company included a liability for a purchase of shares from certain directors and officers of the Company in the amount of $1,518 (see note 17). The purchase transaction was completed in July 2025.